Fair value measurement of financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair value measurement of financial assets and liabilities	Fair value measurement of financial assets and liabilities
The following table shows the Group’s financial assets and liabilities measured at fair value on a recurring basis and identifies which of the three valuation levels the assets and liabilities have been classified into as of December 31, 2025 and 2024. For description of the fair value levels, see Note 2. No transfers between levels have been made during 2025 or 2024.

	December 31, 2025
Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Consumer receivables at fair value through P&L ..	—	—	400	400
Consumer receivables at fair value through OCI ..	—	—	386	386
Derivatives .....................................................................	$—	$21	$—	$21
Equity investments .......................................................	7	—	8	15
Total financial assets .....................................................	$7	$21	$794	$822
Liabilities
Derivatives .....................................................................	$—	$13	$—	$13
Convertible notes .........................................................	—	—	—	—
Total financial liabilities .................................................	$—	$13	$—	$13

	December 31, 2024
Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Consumer receivables at fair value through OCI ..	$—	$—	$—	$—
Consumer receivables at fair value through P&L ..	—	—	2	2
Derivatives .....................................................................	—	10	—	10
Equity investments .......................................................	9	—	15	24
Total financial assets .....................................................	$9	$10	$17	$36
Liabilities
Derivatives .....................................................................	$—	$61	$—	$61
Convertible notes .........................................................	—	—	—	—
Total financial liabilities .................................................	$—	$61	$—	$61
The Group’s methodology to measure fair value of these financial assets and liabilities is presented below.
Consumer receivables at fair value through profit and loss or at fair value through other comprehensive income (OCI)
Consumer receivables at fair value through profit and loss refers to specified pools of eligible consumer receivables which are managed within a business model whose objective is to originate and sell, as part of the Company’s forward flow transaction. See Note 16 .
Consumer receivables at fair value through other comprehensive income refers to specified pools of eligible consumer receivables which are managed within a hold-to-collect-and-sell business model, under which cash flows are realized through both the collection of contractual principal and interest and the sale of receivables, as part of the Company’s forward flow transaction. See Note 16 .
Fair value is determined using a discounted cash flow methodology that projects  contractual cash flows over the remaining life of the instruments. Cash flows are adjusted for unobservable inputs, including a weighted-average lifetime probability of default, conditional loss given default, and prepayment rates reflecting an average modeled probability, based on portfolio-level assumptions applied at the reporting date are classified within Level 3 of the fair value hierarchy.. This consistent with the overall policy outlined in Note 2. The cash flows are discounted using observable zero-coupon rates, plus a portfolio-specific credit spread applied as a margin over the risk-free curve.
Derivatives
Derivatives fair value is estimated using third-party pricing models, which contain input parameters based on readily observable market data sources when available.
Equity investments
Equity investments comprise investments in listed and unlisted companies. Equity investments fair value is based on quoted market prices where available or valuation techniques using unobservable data. Level 3 equity investments represented investment in unlisted shares for which limited information was available. For these unlisted shares, the fair value is generally estimated using business enterprise values based on market transactions or by applying market multiples to the projected financial performance of the investments. The significant inputs to estimate fair value include the identification of peer groups, discount rates and revenue projections.
Movements in Level 3
The following tables show a reconciliation of the opening and closing balances of Level 3 financial assets and liabilities which are recorded at fair value.

	Financial assets
	Equity investments	Consumer receivables at fair value through P&L	Consumer receivables at fair value through OCI
Balance as of January 1, 2024 .....................................................................	$26	$—	$—
Receivables originated to be sold ...........................................................	—	3,261	—
Gain/(loss) in statement of profit or loss (1) ..........................................	(11)	(30)	—
of which: unrealized gain/(loss) ...............................................................	(11)	—	—
of which: realized gain/(loss) ....................................................................	—	(30)	—
Receivables sold to third parties .............................................................	—	(3,229)	—
Balance as of December 31, 2024 ...............................................................	$15	$2	$—
Receivables originated to be sold	—	17,246	1,147
Receivables sold to third parties .............................................................	—	(16,684)	(465)
Consumer receivables repaid ..................................................................	—	—	(333)
Gain/(loss) in statement of profit or loss[1] ..............................................	(7)	(164)	37
of which: unrealized gain/(loss) ...............................................................	(7)	—	12
of which: realized gain/(loss) ....................................................................	—	(164)	25
Balance as of December 31, 2025 ...............................................................	$8	$400	$386
____________
[1] Fair value gains and losses recognized in the statement of profit or loss are included in other income (loss).
Financial assets and liabilities measured at amortized cost
The following tables show the fair value of financial instruments carried at amortized cost. They do not include financial assets and financial liabilities not measured at fair value where the carrying amount approximates fair value, which includes cash and cash equivalents, loans to credit institutions
(included in debt securities), consumer receivables, settlement and trade receivables, payables to merchants, repurchase agreement liabilities (included in notes payable and other borrowings) and other liabilities.

Financial Instruments	December 31, 2025
Assets	Carrying Amount	Level 1	Level 2	Level 3	Balance at Fair Value
Treasury bills chargeable at central banks .................................	$1,908	$1,909	$—	$—	$1,909
Bonds and other interest bearing securities .........................	60	60	—	—	60
Total financial assets .....................	$1,968	$1,969	$—	$—	$1,969
Liabilities
Consumer deposits .......................	$13,003	$—	$13,188	$—	$13,188
Subordinated liabilities ................	184	—	206	—	206
Senior unsecured bonds .............	326	—	327	—	327
Commercial papers ......................	84	—	84	—	84
Total financial liabilities .................	$13,597	$—	$13,806	$—	$13,805

Financial Instruments	December 31, 2024
Assets	Carrying Amount	Level 1	Level 2	Level 3	Balance at Fair Value
Treasury bills chargeable at central banks ..................................	$673	$668	$—	$—	$668
Bonds and other interest bearing securities ..........................	11	11	—	—	11
Total financial assets ......................	$684	$679	$—	$—	$679
Liabilities
Consumer deposits ........................	$9,510	$—	$9,671	$—	$9,671
Subordinated liabilities .................	171	—	175	—	175
Senior unsecured bonds ..............	136	—	136	—	136
Commercial papers .......................	13	—	14	—	14
Total financial liabilities ..................	$9,830	$—	$9,996	$—	$9,996
Treasury bills chargeable at central banks and bonds and other interest-bearing securities, included within debt securities in the consolidated balance sheet are valued in terms of the active market prices.
The calculation of fair value of consumer deposits is based on Level 2 input using observable market data. Consumer deposits are grouped into maturity buckets and thereafter the net present value is calculated based on the remaining maturity and the corresponding interest rate.
The table below represents net results from categories of the following financial instruments for the years ending December 31, 2025 and 2024.

	2025	2024
Financial instruments mandatory measured at fair value through profit or loss .......	$(127)	$(152)
Financial assets measured at amortized cost ....................................................................	$2,567	2,091
Financial liabilities measured at amortized cost ...............................................................	$(611)	(527)
Currency exchange gains/losses ..........................................................................................	$(102)	78
Total .............................................................................................................................................	$1,726	$1,490